1933 Act No. 333-36047
                                                       1940 Act No. 811-08363


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 24                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 25                                                       [X]


                          EVERGREEN SELECT EQUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200

                         (Registrant's Telephone Number)

                           The Corporate Trust Company

                               1209 Orange Street

                           Wilmington, Delaware 19801

                     (Name and Address of Agent for Service)


It is proposed  that this filing will become  effective:
[ ] immediately  upon filing  pursuant to paragraph (b)
[X] on October 7, 2003 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph  (a)(1)
[ ] 75 days after filing pursuant to paragraph  (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)

                          EVERGREEN SELECT EQUITY TRUST

                      CONTENTS OF POST-EFFECTIVE NO. 24 TO

                            REGISTRATION STATEMENT ON

                                    FORM N-1A

         This Post-Effective Amendment No. 24 to Registrant's Registration Statement No. 333-36047/811-08363 consists of the following pages, items of information and documents, together with the exhibits indicated in Part C as being filed herewith.

                                  Facing Sheet

                                     PART A

                            DOMESTIC EQUITY FUNDS I

    Prospectus for Class R shares of Evergreen Select Strategic Growth Fund, as supplemented from time to time, is contained herein.

     Prospectus for Classes A, B and C shares of Evergreen Core Equity Fund, as supplemented from time to time, is contained in Post-Effective Amendment No. 22 to Registration Statement No. 333-36047/811-08363 filed on March 31, 2003 is incorporated by reference.

    Prospectus for Classes A, B, C and I shares of Evergreen Select Strategic Growth Fund and Evergreen Special Equity Fund and Class I shares of Evergreen Core Equity Fund and Evergreen Select Small Cap Growth Fund, as supplemented from time to time, is contained in Post-Effective Amendment No. 21 to Registration Statement No. 333-36047/811-08363 filed on January 28, 2003 is incorporated by reference.

            Prospectus for Class IS shares of Evergreen Core Equity,
    Evergreen Select Small Cap Growth Fund, Evergreen Select Strategic Growth
             Fund and Evergreen Special Equity Fund, as supplemented from time to time, is contained in Post-Effective Amendment No. 21 to
   Registration Statement No. 333-36047/811-08363 filed on January 28, 2003 is incorporated by reference.

                            DOMESTIC EQUITY FUNDS II

   Prospectus for Classes A, B, C and I shares of Evergreen Equity Index Fund and Evergreen Strategic Value Fund, as supplemented from time to time, in Post-Effective Amendment No. 20 to Registration Statement
               No. 333-36047/811-08363 filed on November 25, 2002
                          is incorporated by reference.

          Prospectus for Class IS shares of Evergreen Equity Index Fund and Evergreen Strategic Value Fund, as supplemented from time to time, in Post-Effective Amendment No. 20 to Registration Statement
               No. 333-36047/811-08363 filed on November 25, 2002
                         is incorporated by reference.


                                     PART B

           Supplement to Statement of Additional Information for
            Evergreen Select Strategic Growth Fund contained herein.

       Statement of Additional Information for Evergreen Core Equity Fund, Evergreen Select Small Cap Growth Fund, Evergreen Select Strategic Growth Fund and Evergreen Special Equity Fund, as supplemented from time to time is contained in Post-Effective Amendment No. 21 to Registration Statement
No. 333-36047/811-08363 filed on January 28, 2003 is incorporated by reference.

     Statement of Additional Information for Evergreen Equity Index Fund and
      Evergreen Strategic Value Fund, as supplemented from time to time, in
         Post-Effective Amendment No. 20 to Registration Statement No. 333-36047/811-08363 filed on November 25, 2002 is incorporated by reference.

                                     PART C

                                    Exhibits

                                 Indemnification

              Business and Other Connections of Investment Advisors

                              Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                          EVERGREEN SELECT EQUITY TRUST

                                     PART A

                                  PROSPECTUS
                            DOMESTIC EQUITY FUNDS I
                     EVERGREEN SELECT STRATEGIC GROWTH FUND

                                                    Prospectus, October 7, 2003
Evergreen
Domestic Equity Funds I


Evergreen Select Strategic Growth Fund


Class R


Class shares are only available to participants in certain retirement plans.


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS
FUND RISK/RETURN SUMMARY:

Overview of Fund Risks                                  1
Evergreen Select Strategic Growth Fund                  2

GENERAL INFORMATION:

The Fund's Investment Advisor                           4
The Fund's Portfolio Managers                           4
Calculating the Share Price                             4
How to Choose an Evergreen Fund                         4
How to Buy and Redeem Shares                            4
Other Services                                          5
Distributions and Taxes                                 5
Fees and Expenses of the Fund                           5
Other Fund Practices                                    6
Index Descriptions                                      7

In general, the Fund seeks to provide investors with long-term capital growth. The Fund tends to have more growth potential, risk and volatility than less aggressive funds.

Fund Summary Key

The Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                             Overview of Fund Risks

Select Strategic Growth Fund

typically relies on a combination of the following strategies:
o   investing in large U.S. companies expected to provide capital growth; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) when the investment reaches or exceeds a portfolio manager's targeted value; iii) to take advantage of more attractive investment opportunities; iv) when the investment no longer appears to meet the Fund's investment objective; v) when the Fund must meet redemptions; or vi) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:
o   seek an investment expected to grow over time; and
o   can tolerate substantial volatility in the value of their investment.

Following this overview, you will find information on the Fund's specific investment strategies and risks.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity. Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:
o not guaranteed to achieve its investment goal;
o not a deposit with a bank;
o not insured, endorsed or guaranteed by the FDIC or any government agency; and
o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk

Your investment in a Fund will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the dividend yield, total return earned on and the value of your investment would likely decline. Even if general economic conditions do not change, the dividend yield, total return earned on and the value of your investment could decline if the particular industries, companies or sectors in which a Fund invests do not perform well.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk

Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

Select Strategic Growth Fund

FUND FACTS:

Goal:
Long-term Capital Growth

Principal Investment:
Equity Securities of Large U.S. Companies

Class of Shares Offered in this Prospectus:
Class R

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks long-term capital growth.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests primarily in the equity securities of large U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 1000(R) Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 1000(R) Index. The Fund's stock selection is based on an equity style of management in which the portfolio managers select equities that demonstrate superior and sustainable earnings growth. In identifying companies in which to invest, the portfolio managers look for a history of superior earnings, strong current fundamentals, and rising earnings expectations.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each full calendar year since the Class I shares' inception on 12/31/1994. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares (%) 1


==============================================================================================================================

1993       1994      1995        1996        1997        1998        1999        2000         2001            2002
==============================================================================================================================
==============================================================================================================================

                     38.13       23.97       30.62       24.39       58.29       - 8.19       - 25.76         - 25.48
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 1999                         + 37.34 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 2001                         - 25.40 %1
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 6/30/2003 is +14.81%. 1
==============================================================================================================================


The next table lists the Fund's average annual total return for Class I over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000(R) Growth Index (Russell 1000 Growth). Please see the "Index Descriptions" in the back of this prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

                           Inception Date of Class       1 year      5 year    10 year    Performance Since 12/31/1994
==============================================================================================================================
==============================================================================================================================

Class I                    11/24/1997                    - 25.48 %   0.00 %    N/A        10.59 %
==============================================================================================================================
==============================================================================================================================

Russell 1000 Growth                                      - 27.88 %   - 3.84 %  N/A        7.71 %
==============================================================================================================================



1. Since Class R has no previous operating history, the performance shown is for Class I, the original class offered. Class I is not offered in this prospectus. The performance of Class R would differ to the extent that the class does not have the same 12b-1 fees. The 12b-1 fees are 0.50% for Class R. Class I does not pay a 12b-1 fee. If Class R had been in existence for the periods presented above, its returns would have been lower. Prior to 11/24/1997, the returns for Class I are based on the Fund's predecessor common trust fund's (CTF) performance adjusted for estimated mutual fund expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.


EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 9/30/2004.

You pay no shareholder transaction fees.
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)



================================================================================
                                                                 Class R
================================================================================
================================================================================

Management Fees                                                  0.62 %
================================================================================
================================================================================

12b-1 Fees                                                       0.50 %
================================================================================
================================================================================

Other Expenses                                                   0.15 %


================================================================================
================================================================================

Total Fund Operating Expenses                                    1.27 %
================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================

After:                                                           Class R
================================================================================
================================================================================

1 year                                                           $ 129
================================================================================
================================================================================

3 years                                                          $ 403
================================================================================
================================================================================

5 years                                                          $ 697
================================================================================
================================================================================

10 years                                                         $ 1,534
================================================================================

THE FUND'S INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.


For the fiscal year ended 9/30/2002, the aggregate advisory fee paid to EIMC by the Fund was 0.60% of the Fund's average daily net assets.



THE FUND'S PORTFOLIO MANAGERS

Select Strategic Growth Fund

The Fund is managed by a team of portfolio management professionals from EIMC's Large Cap Growth team, with team members responsible for various sectors.


CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at a fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

The Fund may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In addition, developments that occur in foreign countries between the close of the foreign markets and the Fund's valuation time may not be reflected in the Fund's NAV. As a result, the value of the Fund may change on days when the investor will not be able to purchase or redeem the Fund's shares. The value of the Fund will reflect these activities on the next trading day of the Exchange. If a determination is made that a foreign event or development is significant enough to have a material effect on the Fund's NAV, the securities will be priced at fair value.


HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:
o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.


HOW TO BUY AND REDEEM SHARES
Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing, and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the funds. Class R shares generally are not available to retail accounts.

Eligible retirement plans of qualifying size generally may open an account and purchase Class R shares by contacting certain broker-dealers and financial institutions which have selling agreements with Evergreen Distributor, Inc.
(EDI). These broker-dealers or financial institutions may impose transaction charges in addition to those described in this prospectus. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.


You may exchange Class R shares of the Fund into shares of the same class of other Evergreen funds.

Class R shares are offered at NAV without a front-end sales charge or a deferred sales charge. However, Class R shares are subject to a 0.50% 12b-1 fee. A portion of Class R shares' 12b-1 fees may be voluntarily waived. Class R shares are sold through certain broker-dealers and financial institutions which have selling agreements with EDI. Certain broker-dealers and other financial institutions may impose a fee in connection with Class R share purchases of the Fund.

For additional information regarding this fee, see "Service Fees and Commissions Paid to Investment Firms" in part two of the SAI.



OTHER SERVICES


Automatic Reinvestment of Distributions
For the convenience of investors, all dividends and capital gains distributions paid to retirement plan shareholders will automatically be reinvested.

DISTRIBUTION AND TAXES
Dividends and capital gains distributed by the Fund to retirement plan accounts currently are not subject to federal income tax. Distributions taken from retirement plan accounts generally are taxable as ordinary income. Please consult your tax advisor for further information.

FEES AND EXPENSES OF THE FUND
Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.
Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.


12b-1 Fees

The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 1.00% of the average daily net assets of Class R shares. However, currently the 12b-1 fees for Class R shares are limited to 0.50% of the average daily net assets of the class. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.


Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct proportion to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.


Recoupment of Previously Waived Expenses
From time to time the Fund's investment advisor may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit a Fund's operating expenses. The amount of any fees or expenses waived or reimbursed is subject to later recoupment by the investment advisor for a period of up to three fiscal years following the year in which the waiver occurred. For more complete information regarding the current status of any possible recoupment for previously waived fees, including the amount, please see the Fund's latest

OTHER FUND PRACTICES
The Fund may invest in futures and options, which are forms of derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio to protect against market decline, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

Although not a principal investment strategy, the Fund may invest up to 10% of its assets in foreign securities, including securities issued by foreign branches of U.S. banks and foreign banks, Canadian commercial paper and Europaper (U.S. dollar-denominated commercial paper of foreign issuers), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. Investments in foreign securities may subject the Fund, and therefore the value of the Fund's shares, to foreign investment risk. If a Fund invests in non-U.S. securities it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which a Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. In addition, if the value of any foreign currency in which a Fund's investments are denominated declines relative to the U.S. dollar, the dividend yield, total return earned on and the value of your investment in a Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

The Fund generally does not take portfolio turnover into account in making investment decisions. This means the Fund could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Fund and its shareholders.

Please consult the SAI for more information regarding these and other investment practices used by the Fund, including risks.

INDEX DESCRIPTIONS


===================================================================================================================================
Index                         Description                                              Funds

Russell 1000(R) Growth Index  The Russell 1000 Growth is an unmanaged market           o Select Strategic Growth Fund
(Russell 1000 Growth)         capitalization-weighted index measuring the
                              performance of those Russell 1000 companies with
                              higher price-to-book ratios and higher forecasted
                              growth values.

===================================================================================================================================

                             QUICK REFERENCE GUIDE



For Retirement Plan Services
        Please call your employer or plan administrator


For Dealer Services
        Please call 1.800.343.2898


For Shareholder Services
        Visit us on-line at EvergreenInvestments.com


Information Line for Hearing and Speech Impaired (TTY/TDD)
        Call 1.800.343.2888
        Monday-Friday, 8 a.m. to 6 p.m. Eastern time

For More Information About Evergreen Select Strategic Growth Fund, Ask for:
o The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.
o The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about the Fund (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

                                                                      567265 RV1
                                                                         (10/03)

                                                         SEC File No.: 811-08363

                          EVERGREEN SELECT EQUITY TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

         SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION ("SAI")
                                       OF
                            EVERGREEN BALANCED FUNDS
                        EVERGREEN DOMESTIC EQUITY FUNDS I
                       EVERGREEN DOMESTIC EQUITY FUNDS II
                 EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS
                    EVERGREEN GLOBAL AND INTERNATIONAL FUNDS


I. Evergreen Asset Allocation Fund, Evergreen Core Bond Fund, Evergreen Equity Income Fund, Evergreen International Equity Fund (formerly Evergreen International Growth Fund), Evergreen Omega Fund, Evergreen Select Strategic Growth Fund and Evergreen Special Values Fund (the "Funds")

         Effective October 7, 2003, the Funds will adopt a new share class, Class R shares.

         In conjunction with the above, the following revisions apply to Part 2 of the Funds' SAIs. The section of the Funds' SAIs entitled "PURCHASE AND REDEMPTION OF SHARES" is revised as follows.

         You may buy shares of the Fund through Evergreen Distributor, Inc.
(EDI), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to eight different classes of shares that differ primarily with respect to sales charges and distribution fees.

         The section of the Funds' SAIs entitled "SALES CHARGE WAIVERS AND REDUCTIONS" is not applicable to Class R shares.

Class R Shares

         Class R shares are offered at NAV without a front-end sales charge or CDSC. However, certain broker-dealers and other financial institutions may impose a fee in connection with purchase and redemption transactions of Class R shares of the Fund. Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing, money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans through certain broker-dealers and financial institutions which have selling agreements with EDI. Class R shares can also be redeemed at NAV through these broker-dealers and financial institutions. Investors should contact their broker-dealer or financial institution as appropriate for instruction and further information.

         The first sentence and the table under the section entitled "DISTRIBUTION EXPENSES UNDER RULE 12B-1" is revised to add the following:

                  The Fund bears some of the costs of selling its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares ("Share Classes"), as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act.

             -------------------------- --------------------------
                                             Current Maximum
                       Class            12b-1 Fees Allowed Under
                                                the Plans
             -------------------------- --------------------------
             -------------------------- --------------------------
                         R                      1.00%(i)
             -------------------------- --------------------------

            (i) Currently limited to 0.50% or less on Evergreen Funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.


         The section of the Funds' SAIs entitled "SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS" is revised as follows:

         EDI will pay service fees to investment firms based on the average daily net asset value of Class R shares of a Fund which the investment firm has sold and which are issued and outstanding on the books of the Fund during each quarter, and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares").

         No commissions are paid on sales of Class R shares of a Fund.


October 7, 2003                                                 567837 (10/03)

                          EVERGREEN SELECT EQUITY TRUST

                                     PART C

                                OTHER INFORMATION

Item 23.    Exhibits

     Unless otherwise indicated, each of the Exhibits listed below is filed herewith.


Exhibit

Number    Description                                            Location
-------   -----------                                            --------
(a)       Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 23
                                                                 Filed on August 8, 2003

(b)       By-laws (Amended and Restated)                         Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 15
                                                                 Filed on May 11, 2001


(c)       Provisions of instruments defining the rights          Incorporated by reference to Exhibits a and b above
          of holders of the securities being registered
          are contained in the Declaration of Trust
          Articles II, V, VI, VIII, IX and By-laws
          Articles II and VI

(d)(1)    Investment Advisory Agreement between the              Incorporated by reference to
          Registrant and Evergreen Investment Management         Registrant's Post-Effective Amendment No. 23
          Company, LLC                                           Filed on August 8, 2003

(d)(2)    Sub-Advisory Agreement between Evergreen               Incorporated by reference to
          Investment Management Company, LLC and                 Registrant's Post-Effective Amendment No. 16
          Tattersall Advisory Group, Inc.                        Filed on October 29, 2001
          (Evergreen Select Balanced Fund)

(e)(1)    Institutional Class and Institutional Service Class    Incorporated by reference to
          Principal Underwriting Agreement between the           Registrant's Post-Effective Amendment No. 23
          Registrant and Evergreen Distributor, Inc.             Filed on August 8, 2003

(e)(2)    Class A and C Principal Underwriting Agreement         Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 23
                                                                 Filed on August 8, 2003

(e)(3)    Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 22
          Investment Services, Inc.                              Filed on March 31, 2003


(e)(4)    Form of Class R Principal Underwriting Agreement       Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 23
          Distributor, Inc.                                      Filed on August 8, 2003

(e)(5)    Form of Class R Marketing Services Agreement between   Incorporated by reference to
          the Registrant and Evergreen Distributor, Inc.         Registrant's Post-Effective Amendment No. 23
          and Evergreen Investment Services, Inc.                Filed on August 8, 2003

(f)       Deferred Compensation Plan                             Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 15
                                                                 Filed on May 11, 2001

(g)(1)    Custodian Agreement between the Registrant             Incorporated by reference to
          and State Street Bank and Trust Company                Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

(g)(2)    Amended Pricing Schedule to Custodian Agreement        Incorporated by reference to
          between Registrant and State Street Bank               Registrant's Post-Effective Amendment No. 21
          and Trust Co.                                          Filed on January 28, 2003

(h)(1)    Administration Agreement between Evergreen             Incorporated by reference to
          Investment Services, Inc. and the Registrant           Registrant's Post-Effective Amendment No. 23
                                                                 Filed on August 8, 2003

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Service Company               Registrant's Post-Effective Amendment No. 19
                                                                 Filed on July 29, 2002

(h)(3)    Tax Services Administration Agreement                  Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 23
                                                                 Filed on August 8, 2003

(i)       Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to Registrant's
                                                                 Pre-Effective Amendment No. 2 filed on
                                                                 November 17, 1997

(j)(1)    Consent of KPMG LLP                                    Incorporated by reference to Registrant's
          (Domestic Equity Funds II)                             Post-Effective Amendment No. 20
              Evergreen Equity Index Fund                        Filed on November 25, 2002.
              Evergreen Strategic Value Fund

(j)(2)    Consent of KPMG LLP                                    Incorporated by reference to
          (Domestic Equity Funds I)                              Registrant's Post-Effective Amendment No. 21
              Evergreen Core Equity Fund                         Filed on January 28, 2003
              Evergreen Select Small Cap Growth Fund
              Evergreen Select Strategic Growth Fund
              Evergreen Special Equity Fund

(k)       Not applicable

(l)       Not applicable

(m)(1)    Distribution Plan Institutional                        Incorporated by reference to
          Service Shares                                         Registrant's Post Effective Amendment No. 23
                                                                 Filed on August 8, 2003

(m)(2)    Distribution Plan Class A shares                       Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 22
                                                                 Filed on March 31, 2003

(m)(3)    Distribution Plan Class B shares                       Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 22
                                                                 Filed on March 31, 2003

(m)(4)    Distribution Plan Class C shares                       Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No.22
                                                                 Filed on March 31, 2003

(m)(5)    Distribution Plan Class R shares                       Contained herein

(n)       Not applicable

(o)       Multiple Class Plan                                    Contained herein

(p)       Code of Ethics                                         Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 16
                                                                 Filed on October 29, 2001

Item 24.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 25.       Indemnification.

     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and omissions.

     Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisors and Sub-Advisors are contained in their respective Investment Advisory and Management Agreements and Sub-Advisory Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provision for the indemnification of Evergreen Service Company, LLC, the Registrant's transfer agent, are contained in the Master Transfer Agent and Recordkeeping Agreement between Evergreen Service Company, LLC and the Registrant.

     Provisions for the indemnification of State Street Bank & Trust Company, the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Company and the Registrant.

Item 26.       Business or Other Connections of Investment Advisors.

     The Directors and principal executive officers of Wachovia Bank, N.A. are:

G. Kennedy Thompson                Chairman, Chief Executive Officer,
                                   President and Director, Wachovia Corporation and Wachovia Bank, N.A.

Mark C. Treanor                    Executive Vice President, Secretary &
                                   General Counsel, Wachovia Corporation;
                                   Secretary and Executive Vice President,
                                   Wachovia Bank, N.A.

Robert P. Kelly                    Senior Executive Vice President and Chief
                                   Financial Officer, Wachovia Corporation
                                   and Wachovia Bank, N.A.

     All of the above persons are located at the following address: Wachovia Bank, N.A., One Wachovia Center, Charlotte, NC 28288.

     The information required by this item with respect to Evergreen Investment Management Company, LLC is incorporated by reference to the Form ADV (File No. 801-5436) of Evergreen Investment Management Company, LLC.

Item 27.       Principal Underwriter.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                     Officer

Dennis Sheehan                     Director, Chief Financial Officer

William J. Tomko                   President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     Messrs. Tomko, Mangum, Sheehan and Dell are located at the follwoing address: Evergreen Distributor Inc., 90 Park Avenue, New York, NY 10019.

Item 28.       Location of Accounts and Records.

    All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

    Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02116-5034

    Wachovia Bank, N.A., One Wachovia Center, 301 S. College Street, Charlotte, North Carolina 28288

    Tattersall Advisory Group, Inc., 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

    Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

    State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 29.       Management Services.

     Not Applicable

Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and State of Massachusetts, on the 7th day of October 2003.

                                         EVERGREEN SELECT EQUITY TRUST

                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name:  Michael H. Koonce
                                             Title: Secretary


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 7th day of October 2003.


/s/ Dennis H. Ferro               /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
Dennis H. Ferro*                  Michael H. Koonce*                Carol A. Kosel*
President                         Secretary                         Treasurer
(Chief Investment Officer)                                          (Principal Financial and Accounting
                                                                     Officer)

 /s/ Charles A. Austin, III       /s/ K. Dun Gifford                 /s/ William Walt Pettit
----------------------------      ----------------------------      ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                   William Walt Pettit*
Trustee                           Trustee                           Trustee


/s/ Gerald M. McDonnell           /s/ Russell A. Salton, III MD      /s/ Richard J. Shima
-----------------------------    -----------------------------       ------------------------------
Gerald M. McDonnell*             Russell A. Salton, III MD*         Richard J. Shima*
Trustee                          Trustee                            Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson            /s/ Richard K. Wagoner
------------------------------   ------------------------------     ---------------------------
Michael S. Scofield*              David M. Richardson*              Richard K. Wagoner*
Chairman of the Board             Trustee                           Trustee
and Trustee


/s/ Leroy Keith, Jr.
------------------------------
Leroy Keith, Jr.*
Trustee



*By: /s/ Catherine F. Kennedy
-------------------------------
Catherine F. Kennedy
Attorney-in-Fact

     * Catherine F. Kennedy, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS

Exhibit
Number    Exhibit

-------   -------------------------------------------------

(m)(5)    Class R Distribution Plan

(o)       Multiple Class Plan

                                 EXHIBIT (m)(5)
                                DISTRIBUTION PLAN
                                 CLASS R SHARES

                       DISTRIBUTION PLAN OF CLASS R SHARES
                          EVERGREEN SELECT EQUITY TRUST

     Section 1. The Evergreen Select Equity Trust (the "Trust"), individually and/or on behalf of its series (each a "Fund") referred to in Exhibit A to this 12b-1 Distribution Plan (the "Plan") may act as the distributor of certain securities of which it is the issuer, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") according to the terms of this Plan.

     Section 2. The Trust on behalf of each Fund may expend daily amounts at an annual rate of 0.50% of the average daily net asset value of its Class R shares ("Shares") to finance any activity which is principally intended to result in the sale of Shares including, without limitation, expenditures consisting of payments to a principal underwriter of the Fund ("Principal Underwriter") or others in order: (i) to enable payments to be made by the Principal Underwriter or others for any activity primarily intended to result in the sale of Shares, including, without limitation, (a) compensation to public relations consultants or other persons assisting in, or providing services in connection with, the distribution of Shares, (b) advertising, (c) printing and mailing of prospectuses and reports for distribution to persons other than existing shareholders, (d) preparation and distribution of advertising material and sales literature, (e) commission payments, and principal and interest expenses associated with the financing of commission payments, made by the Principal Underwriter in connection with the sale of Shares and (f) conducting public relations efforts such as seminars; (ii) to enable the Principal Underwriter or others to receive, pay or to have paid to others who have sold Shares, or who provide services to holders of Shares, a maintenance or other fee in respect of services provided to holders of Shares, at such intervals as the Principal Underwriter or such others may determine, in respect of Shares previously sold and remaining outstanding during the period in respect of which such fee is or has been paid; and/or (iii) to compensate the Principal Underwriter or such others for their efforts in respect of sales of Shares since inception of the Plan or any predecessor plan. Appropriate adjustments shall be made to the payments made pursuant to this Section 2 to the extent necessary to ensure that no payment is made on behalf of any Fund with respect to Class R Shares in excess of any limit imposed on asset based, front end and deferred sales charges under any rule or regulations adopted by the National Association of Securities Dealers, Inc. (the "NASD Rules"). In addition, to the extent any amounts paid hereunder fall within the definition of an "asset based sales charge" under said NASD Rules such payments shall be limited to 0.25 of 1% of the aggregate net asset value of the Shares on an annual basis and, to the extent that any such payments are made in respect of "shareholder services" as that term is defined in the NASD Rules, such payments shall be limited to 0.25 of 1% of the aggregate net asset value of the Shares on an annual basis and shall only be made in respect of shareholder services rendered during the period in which such amounts are accrued.

     Section 3. This Plan shall not take effect with respect to any Fund until it has been approved by votes of a majority of (a) the Trustees of the Trust, and (b) those Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of this Plan or any agreements of the Trust related hereto or any other person related to this Plan ("Disinterested Trustees"), cast in person at a meeting called for the purpose of voting on this Plan. In addition, any agreement related to this Plan and entered into by the Trust on behalf of the Fund in connection therewith shall not take effect until it has been approved by votes of a majority of (a) the Board of Trustees of the Trust, and (c) the Disinterested Trustees of the Trust.

     Section 4. Unless sooner terminated pursuant to Section 6, this Plan shall continue in effect until December 31, 2004 and thereafter shall continue in effect for additional periods that shall not exceed one year so long as such continuance is specifically approved by votes of a majority of both (a) the Board of Trustees of the Trust and (b) the Disinterested Trustees of the Trust, cast in person at a meeting called for the purpose of voting on this Plan, provided that payments for services theretofore provided or for reimbursement of expenses theretofore incurred or accrued prior to termination of this Plan in accordance with Section 2 may be continued by the Fund to the extent provided for in Section 6, below, as applicable.

     Section 5. Any person authorized to direct the disposition of monies paid or payable pursuant to this Plan or any related agreement shall provide to the Trust's Board and the Board shall review at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made.
     Section 6. Payments with respect to services provided by the Principal Underwriter or others pursuant to Section 2, above, shall be authorized hereunder, whether or not this Plan has been otherwise terminated, if such payments are for services theretofore provided or for reimbursement of expenses theretofore incurred or accrued prior to termination of this Plan in other respects and if such payment is or has been so approved by the Board, including the Disinterested Trustees, or agreed to on behalf of the Fund with such approval, all subject to such specific implementation as the Board, including the Disinterested Trustees, may approve; provided that, at the time any such payment is made, whether or not this Plan has been otherwise terminated, the making of such payment will not cause the limitation upon such payments set forth in Section 2 to be exceeded. Without limiting the generality of the foregoing, the Trust on behalf of any Fund may pay to, or on the order of, any person who has served from time to time as Principal Underwriter amounts for distribution services pursuant to a principal underwriting agreement or otherwise. Any such principal underwriting agreement may, but need not, provide that such Principal Underwriter may be paid for distribution services to Class R Shares and/or other specified classes of shares of any Fund (together the "R-Class-of-Shares"), a fee which may be designated a Distribution Fee and may be paid at a rate per annum up to 0.25% of the average daily net asset value of such R-Class-of-Shares of the Fund and may, but need not, also provide: (i) that a Principal Underwriter will be deemed to have fully earned its "Allocable Portion" of the Distribution Fee upon the sale of the Commission Shares (as defined in the Allocation Schedule) taken into account in determining its Allocable Portion; (ii) that the Fund's obligation to pay such Principal Underwriter its Allocable Portion of the Distribution Fee shall be absolute and unconditional and shall not be subject to dispute, offset, counterclaim or any defense whatsoever (it being understood that such provision is not a waiver of the Fund's right to pursue such Principal Underwriter and enforce such claims against the assets of such Principal Underwriter other than its right to its Allocable Portion of the Distribution Fee ; (iii) that the Fund's obligation to pay such Principal Underwriter its Allocable Portion of the Distribution Fee shall not be changed or terminated except to the extent required by any change in applicable law, including without limitation, the 1940 Act, the Rules promulgated thereunder by the Securities and Exchange Commission and the Business Conduct Rules of the National Association of Securities Dealers, Inc., in each case enacted or promulgated after May 5, 1997, or in connection with a "Complete Termination" (as hereinafter defined); and (iv) that any Principal Underwriter may assign its rights to its Allocable Portion of the Distribution Fee (but not such Principal Underwriter's obligations to the Fund under its principal underwriting agreement) to raise funds to make expenditures described in Section 2 above and in connection therewith, and upon receipt of notice of such assignment, the Trust on behalf of any Fund shall pay to the assignee such portion of the Principal Underwriter's Allocable Portion of the Distribution Fee so assigned. For purposes of such principal underwriting agreement, the term Allocable Portion of Distribution Fee as applied to any Principal Underwriter may mean the portion of the Distribution Fee allocable to Distributor Shares in accordance with the "Allocation Schedule" attached to such Principal Underwriter's principal underwriting agreement. For purposes of such principal underwriting agreement, the term "Complete Termination" may mean a termination of this Plan involving the cessation of payments of the Distribution Fee thereunder, the cessation of payments of distribution fees pursuant to every other Rule 12b-1 plan of the Fund for every existing or future R-Class-of-Shares and the cessation of the offering by the Fund of existing or future R-Class-of-Shares, which conditions shall be deemed to be satisfied when they are first complied with and so long thereafter as they are complied with prior to the earlier of (i) the date upon which all of the R Shares which are Distributor Shares pursuant to the Allocation Schedule shall have been redeemed or converted or (ii) a specified date, after either of which times such conditions need no longer be complied with. For purposes of such principal underwriting agreement, the term "R-Class-of-Shares" may mean the R Class of Shares of the Fund and each other class of shares of the Fund hereafter issued which would be treated as "Shares" under such Allocation Schedule or which has economic characteristics substantially similar to those of the R Class of Shares taking into account the total sales charge or other similar charges borne directly or indirectly by the holder of the shares of such classes.

     Section 7. This Plan may be terminated at any time with respect to any Fund by vote of a majority of the Disinterested Trustees, or by vote of a majority of the Shares of such Fund, provided that payments for services theretofore provided or for reimbursement of expenses theretofore incurred or accrued prior to termination of this Plan in accordance with Section 2 may be continued by the Fund to the extent provided for in Section 6, above, as applicable.

     Section 8. Any agreement of the Trust, with respect to any Fund, related to this Plan shall be in writing and shall provide:

     A. That such agreement may be terminated with respect to any Fund at any time without payment of any penalty, by vote of a majority of the Disinterested Trustees or by a vote of a majority of the outstanding Shares of such Fund on not more than sixty days written notice to any other party to the agreement; and

         B. That such agreement shall terminate automatically in the event of its assignment.

     Section 9. This Plan may not be amended to increase materially the amount of distribution expenses provided for in Section 2 with respect to a Fund unless such amendment is approved by a vote of at least a majority (as defined in the 1940 Act) of the outstanding Shares of such Fund, and no material amendment to this Plan shall be made unless approved by votes of a majority of (a) the Board of Trustees of the Trust, and (c) the Disinterested Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such amendment.

Effective Date: September 17, 2003

                                                  As October 7, 2003

                                    EXHIBIT A

                          EVERGREEN SELECT EQUITY TRUST

                             Domestic Equity Funds I
                     Evergreen Select Strategic Growth Fund

                            Domestic Equity Funds II
                         Evergreen Strategic Value Fund

                                   EXHIBIT (o)
                               MULTIPLE CLASS PLAN

                                 MULTIPLE CLASS PLAN
                                     FOR THE
                                 EVERGREEN FUNDS

                           As amended October 7, 2003


Each Fund in the Evergreen group of mutual funds currently offers one or more of the following sixteen classes of shares with the following class provisions and current offering and exchange characteristics. Additional classes of shares (such classes being shares having characteristics referred to in Rule 18f-3 under the Investment Company Act of 1940, as amended (the "1940 Act")), when created, may have characteristics that differ from those described.

I. CLASSES

         A.       Class A Shares

                  1. Class A Shares may adopt a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "12b-1 Distribution Plan") and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder service fees that are based on a percentage of average daily net assets of Class A Shares, as described in a Fund's current prospectus.

                  2. Class A Shares are offered with a front-end sales load, except that purchases of Class A Shares made under certain circumstances are not subject to the front-end load but may be subject to a contingent deferred sales charge ("CDSC"), as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class A Shares of a Fund for Class A Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         B.       Class B Shares

                  1. Class B Shares may adopt a 12b-1 Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Class B Shares, as described in a Fund's current prospectus.

                  2. Class B Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC as described in a Fund's current prospectus.

3. Class B Shares automatically convert to Class A Shares without a sales load or exchange fee after designated periods.

                  4. Shareholders may exchange Class B Shares of a Fund for Class B Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         C.       Class C Shares

                  1. Class C Shares may adopt a 12b-1 Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Class C Shares, as described in a Fund's current prospectus.

                  2. Class C Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC, as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class C Shares of a Fund for Class C Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         D.       Class 1 Shares

                  1. Class 1 Shares have no distribution or shareholder services plans.

                  2. Class 1 Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders holding Class 1 Shares of a Fund in the Variable Annuity Trust may only exchange Class 1 Shares for Class 1 Shares of another Fund within the Variable Annuity Trust.

         E.       Class 2 Shares

                  1. Class 2 Shares may adopt a 12b-1 Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Class 2 Shares, as described in a Fund's current prospectus.

                  2. Class 2 Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC, as described in a Fund's current prospectus.

                  3. Shareholders holding Class 2 Shares of a Fund in the Variable Annuity Trust may only exchange Class 2 shares for Class 2 shares of another Fund within the Variable Annuity Trust.

         F.                Class S Shares

                  1. Class S Shares may adopt a 12b-1Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder service fees that are based on a percentage of average daily net assets of Class S Shares, as described in a Fund's current prospectus.

                  2. Class S Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class S Shares of a Fund for Class S Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         G.                Class S1 Shares

                  1. Class S1 Shares may adopt a 12b-1Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder service fees that are based on a percentage of average daily net assets of Class S1 Shares, as described in a Fund's current prospectus.

                  2. Class S1 Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class S1 Shares of a Fund for Class S1 Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         H.       Institutional Shares

                  1. Institutional Shares have no distribution or shareholder services plans.

                  2. Institutional Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Institutional Shares of a Fund for Institutional Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         I.       Institutional Service Shares

                  1. Institutional Service Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Institutional Service Shares, as described in a Fund's current prospectus.

                  2. Institutional Service Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Institutional Service Shares of a Fund for Institutional Service Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.


         J.       Administrative Shares


                  1. Administrative Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Administrative Shares, as described in a Fund's current prospectus.

                  2. Administrative Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Administrative Shares of a Fund for Administrative Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.


         K.       Investor Shares


                  1. Investor Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Investor Shares, as described in a Fund's current prospectus.

                  2. Investor Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Investor Shares of a Fund for Investor Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.


         L.       Participant Shares


                  1. Preferred Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Preferred Shares, as described in a Fund's current prospectus.

                  2. Preferred Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Preferred Shares of a Fund for Preferred Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.


         M.       Reserve Shares


                  1. Plus Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Plus Shares, as described in a Fund's current prospectus.

                  2. Plus Shares are offered at net asset value without a front-end sales load or CDSC.

3. Shareholders may exchange Plus Shares of a Fund for Plus Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.


         N.       Resource Shares


                  1. Resource Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Resource Shares, as described in a Fund's current prospectus.

                  2. Resource Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Resource Shares of a Fund for Resource Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.


         O.       Class R Shares

1. Class R Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Class R Shares, as described in a Fund's current prospectus.

2. Class R Shares are offered at net asset value without a front-end sales load or CDSC.

3. Shareholders may exchange Class R Shares of a Fund for Class R Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.



II.                        CLASS EXPENSES

         Each class bears the expenses of its 12b-1 Distribution Plan and/or shareholder services plan. There currently are no other class specific expenses.

III. EXPENSE ALLOCATION METHOD

         All income, realized and unrealized capital gains and losses and expenses not assigned to a class will be allocated to each class based on the relative net asset value of each class.

IV. VOTING RIGHTS

         A. Each class will have exclusive voting rights on any matter submitted to its shareholders that relates solely to its class arrangement.

         B. Each class will have separate voting rights on any matter submitted to shareholders where the interests of one class differ from the interests of any other class.

         C. In all other respects, each class has the same rights and obligations as each other class.

V. EXPENSE WAIVERS OR REIMBURSEMENTS

         Any expense waivers or reimbursements will be in compliance with Rule 18f-3 issued under the 1940 Act.

                                                         October 7, 2003

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Evergreen Select Equity Trust (the "Trust")
          Evergreen Select Strategic Growth Fund
          Post-Effective Amendment No. 24 to Registration Statement on Form N-1A, Nos: 333-36047/811-08363

Ladies and Gentlemen:

     On behalf of Evergreen Select Equity Trust, a Delaware statutory trust (the "Registrant"), we submit for filing with this letter pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

     This Amendment is being filed pursuant to Rule 485(b) under the 1933 Act for the purpose of (i) adding Class R shares to Evergreen Select Strategic Growth Fund, an existing series of the Registrant and (ii) to make such other non-material changes as the Trust may deem appropriate.

     To my knowledge, the Amendment does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

     If you have any questions or would like further information, please call me at (617) 210-3676.

                                            Sincerely yours,

                                            /s/ Catherine F. Kennedy

                                            Catherine F. Kennedy

Enclosure
cc:  David Mahaffey
     Sullivan & Worcester, LLP